Lease Receivables (Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases [Abstract]
Balance at beginning of year	¥ 203	¥ 283	¥ 238
Charged to costs or expenses, or charge-off	(98)	(57)	3
Foreign currency translation	2	(23)	42
Balance at end of year	¥ 107	¥ 203	¥ 283